Interest Expense - Summary of Interest Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest costs [abstract]
Weighted average interest rate per annum used for interest capitalisation	3.54%	3.32%	3.22%